RELATED PARTY BALANCES AND TRANSACTIONS (Details - Due to related parties) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties		$ 39,341	$ 7,681
Due from related parties		1,615,217	896,876
Repayment to related party		(0)	402,531
Mountain Share Transfer [Member]
Related Party Transaction [Line Items]
Due to related parties		39,341	7,681
Proceeds from related party	[1]	0	7,000
Yin Chieh Cheng [Member]
Related Party Transaction [Line Items]
Due from related parties	[2]	0	19,067
Proceeds from related party	[1]	0	86,320
Repayment to related party			665,000
Taisi Electric [Member]
Related Party Transaction [Line Items]
Due from related parties		1,615,217	877,809
Zhang Bi [Member]
Related Party Transaction [Line Items]
Proceeds from related party	[1]	$ 0	$ 3,455

[1]	The transactions represent the amount paid by Mr. Zhang Bi, Mr. Yin-Chieh Cheng, and Mountain Share Transfer, LLC on behalf of the Company for its daily operation.
[2]	Mr. Yin-Chieh Cheng (“Mr. Cheng”) is the chairman the Company, and he holds 42.5% shares of the Company. The balance due to Mr. Cheng as of December 31, 2020 mainly represented the amount paid by Mr. Cheng on behalf of the Company. In September 2019, Mr. Cheng took over the receivable amount of the concert the Company invested in November 2018, and assumed the liability of $551,457 related to such receivable to the Company. In September 2019, Mr. Cheng collected the payment of $1,000,000 from JCD, our exclusive sales agent in Asia Pacific, on behalf of the Company. As agreed between Mr. Cheng and the Company, the due from balance was netted off by due to balances.